Leases - Schedule of Weighted-average Remaining Lease Terms and Discount Rates (Details)	Feb. 29, 2024	Feb. 28, 2023
Assets and Liabilities, Lessee [Abstract]
Weighted average remaining lease term (years)	2 years 8 months 23 days	1 year 8 months 15 days
Weighted average discount rate	5.60%	5.40%